Shareholders of Global Blue Group Holding AG - Disclosure of Composition of Shareholding (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	240,175,016	239,282,371	228,716,358
Number of treasury shares (in shares)	10,951,858	10,743,327	11,371,372
Number of shares issued (in shares)	251,126,874	250,025,698	240,087,730
Ownership (in percentage)	100.00%	100.00%	100.00%
GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	8,255,330	9,496,116	9,658,467
Ownership (in percentage)	3.40%	4.00%	4.00%
Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	23,043,054	22,010,799	21,796,402
Ownership (in percentage)	9.60%	9.20%	9.10%
Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	30,735,950	30,735,950	30,735,950
Number of treasury shares (in shares)	0	0	0
Number of shares issued (in shares)	30,735,950	30,735,950	30,735,950
Warrants | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	516,317	516,317	516,317
Warrants | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	20,969,283	20,969,283	20,969,283
Silver Lake and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	103,201,298	103,201,298	109,229,085
Ownership (in percentage)	43.00%	43.10%	45.60%
Silver Lake and Affiliates | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6,548,415	6,548,415	6,548,415
Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	42,581,842	42,581,842	45,068,965
Ownership (in percentage)	17.70%	17.80%	18.80%
Partners Group and Affiliates | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2,701,935	2,701,935	2,701,935
CK Opportunities Wolverine Sarl
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	32,411,674	31,310,498	30,463,439
Ownership (in percentage)	13.50%	13.10%	12.70%
CK Opportunities Wolverine Sarl | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	0
Tencent Mobility Limited
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	18,181,818	18,181,818
Ownership (in percentage)	7.60%	7.60%
Tencent Mobility Limited | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0
Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000	12,500,000	12,500,000
Ownership (in percentage)	5.20%	5.20%	5.20%
Ant Group | Warrants
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	199,366,170	199,574,701	189,855,747
Number of treasury shares (in shares)	10,951,622	10,743,091	11,371,136
Number of shares issued (in shares)	210,317,792	210,317,792	201,226,883
Ordinary shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	7,639,107	8,721,599	8,883,950
Ordinary shares | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	22,884,760	22,010,799	21,796,402
Ordinary shares | Silver Lake and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	91,230,811	91,230,811	97,258,598
Ordinary shares | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	37,642,705	37,642,705	40,129,828
Ordinary shares | CK Opportunities Wolverine Sarl
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,286,969	9,286,969	9,286,969
Ordinary shares | Tencent Mobility Limited
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	18,181,818	18,181,818
Ordinary shares | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000	12,500,000	12,500,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	40,808,846	39,707,670	38,860,611
Number of treasury shares (in shares)	236	236	236
Number of shares issued (in shares)	40,809,082	39,707,906	38,860,847
Preference shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	616,223	774,517	774,517
Preference shares | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	158,294	0	0
Preference shares | Silver Lake and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	11,970,487	11,970,487	11,970,487
Preference shares | Partners Group and Affiliates
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,939,137	4,939,137	4,939,137
Preference shares | CK Opportunities Wolverine Sarl
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	23,124,705	22,023,529	21,176,470
Preference shares | Tencent Mobility Limited
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0
Preference shares | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	0	0	0